CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash and cash equivalents and Investments (Details) $ in Millions, $ in Millions	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)
Cash and cash equivalents
Cash and Banks	$ 16,258		$ 25,637
Time deposits	15,713		6,978
Mutual funds	3,245		6,050
Government bonds at fair value	4,836
Total cash and cash equivalents	40,052	$ 226	38,665	$ 226
Investments
Total current investments	8,373		21,010
Total non-current investments	6,444		6,282
Total investments	14,817		27,292
Restricted funds	505
Government bonds | Financial assets at fair value through profit or loss, category [member]
Investments
Total current investments	8,263		20,847
Mutual funds
Investments
Total current investments	110		163
2003 Telecommunications Fund
Investments
Total non-current investments	1		1
Investments in associate
Investments
Total non-current investments	$ 6,443		$ 6,281